Other Payables and Accrued Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Line Items]
Value of Rights granted to Numonyx to use certain assets retained by the company	$ 14	$ 23
Rights granted to use certain assets reported as a current liability	$ 1	$ 10